Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Salary and welfare payables		¥ 5,534,691		¥ 5,127,355
Tax payables		62,003,708		46,637,693
Interest payables		11,393,183		11,802,181
Professional service fees		27,720,955		20,049,510
Accrued utilities and other expenses		12,970,800		9,441,051
Total		168,952,161	$ 23,796,413	107,356,680
Employees [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Loans from related parties	[1]	20,936,432		6,692,925
Individuals [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Loans from related parties	[1]	19,752,448		1,826,684
3rd Parties [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Loans from related parties		2,531,534
Suppliers [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Deposits from suppliers		773,826		659,470
Lishang and Lin [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Payable for acquisition	[2]	880,291		4,568,170
Yuli and Cook SF [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Payable for acquisition		4,454,293
Mengwei [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Payable for acquisition				¥ 551,641

[1]	Loans borrowed from third party individuals and employees are for general working capital use and repayable on demand.
[2]	In connection with acquisition of Lin’s in 2022, the purchase consideration includes 11,938 Series C-1 redeemable convertible preferred shares to be issued by the Company. As of December 31, 2022, the Company has not issued any preferred shares to the founder of Lin’s and the fair value of preferred shares to be issued was recorded as a liability. In April 2023, the Company and the founder agreed a modification that the 11,938 Series C-1 redeemable convertible preferred shares to be replaced by 11,938 number of share options granted to the founder of Lin’s with an exercise price of US$0.0016 per share. These share options shall be exercisable upon an exercise event which is a public offering or other form of listing, regardless of grantee’s engagement status with the Company in 10 years.